Shareholder Report	12 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Touchstone Strategic Trust
Entity Central Index Key	0000711080
Document Period End Date	Jun. 30, 2024
C000143755 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Large Cap Fund
Class Name	CLASS C
Trading Symbol	TFCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Large Cap Fund (“Fund”) for the period July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$186	1.79%

Expenses Paid, Amount	$ 186
Expense Ratio, Percent	1.79%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks long-term capital growth by investing primarily in common stocks of large-capitalization U.S. listed companies. The Fund seeks to purchase financially stable large-cap companies that it believes are consistently generating high returns on unleveraged operating capital, run by shareholder-oriented management, and trading at a discount to the company’s respective private market values.
The Fund's Class C shares performance was 8.20% (excluding sales loads) for the reporting period.
Over the past 12 months, Growth, Volatility, and Momentum factors were the best performing factors in the benchmark while Value, Yield, and Quality factors lagged.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Stock Selection	Negative	Not owning most of the AI-related and large cap growth stocks presented a headwind during the period. In addition, certain names held by the Fund underperformed the market for idiosyncratic reasons.
Sector Allocation	Negative	The best performing sectors within the benchmark were Communication Services and Information Technology; however, the Fund was underweight both sectors thus representing a relative performance headwind. While overall sector allocation detracted from relative performance, underweight positions in Health Care, Real Estate, and Utilities added to relative performance during the period.
Style Factors	Negative	An overweight to Value, Yield, and Quality factors generally presented headwinds. Less exposure than the benchmark to Growth and Momentum factors, as well as the concentration of the benchmark in a few companies benefitting from excitement around AI spending contributed to the underperformance.
During the past 12-month period, we added new positions in TE Connectivity Ltd. (Information Technology sector) and Albemarle Corporation (Materials sector), added to positions in Air Products and Chemicals, Inc. (Materials sector), Norfolk Southern Corporation (Industrials sector), and Nestle SA (Consumer Staples sector), trimmed positions in Martin Marietta Materials Inc. (Materials sector), Old Dominion Freight Line, Inc. (Industrials sector), and Apple Inc. (Information Technology sector), and exited Albemarle Corporation (Materials sector).

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception[1]
Class C	7.20%	8.03%	7.63%
Class C - excluding sales load	8.20%	8.03%	7.63%
Russell 3000® Index	23.13%	14.14%	12.14%
Russell 1000® Index	23.88%	14.61%	12.49%
[1]	The inception date of the Fund was July 9, 2014. The returns of the indexes listed above are based on the inception date of the Fund.

Performance Inception Date	Jul. 09, 2014
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 279,868,054
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 1,643,493
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$279,868,054
Total number of portfolio holdings	30
Total advisory fees paid	$1,643,493
Portfolio turnover rate	6%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Financials	27.0%
Information Technology	13.6%
Industrials	13.0%
Consumer Discretionary	12.4%
Materials	11.0%
Consumer Staples	8.4%
Communication Services	7.5%
Health Care	3.2%
Energy	2.7%
Short-Term Investment Fund	1.2%
Other Assets/Liabilities (Net)	(0.0)%
Total	100.0%

C000143757 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Large Cap Fund
Class Name	INSTITUTIONAL CLASS
Trading Symbol	TLCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Large Cap Fund (“Fund”) for the period July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$72	0.69%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks long-term capital growth by investing primarily in common stocks of large-capitalization U.S. listed companies. The Fund seeks to purchase financially stable large-cap companies that it believes are consistently generating high returns on unleveraged operating capital, run by shareholder-oriented management, and trading at a discount to the company’s respective private market values.
The Fund's Institutional Class shares performance was 9.45% for the reporting period.
Over the past 12 months, Growth, Volatility, and Momentum factors were the best performing factors in the benchmark while Value, Yield, and Quality factors lagged.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Stock Selection	Negative	Not owning most of the AI-related and large cap growth stocks presented a headwind during the period. In addition, certain names held by the Fund underperformed the market for idiosyncratic reasons.
Sector Allocation	Negative	The best performing sectors within the benchmark were Communication Services and Information Technology; however, the Fund was underweight both sectors thus representing a relative performance headwind. While overall sector allocation detracted from relative performance, underweight positions in Health Care, Real Estate, and Utilities added to relative performance during the period.
Style Factors	Negative	An overweight to Value, Yield, and Quality factors generally presented headwinds. Less exposure than the benchmark to Growth and Momentum factors, as well as the concentration of the benchmark in a few companies benefitting from excitement around AI spending contributed to the underperformance.
During the past 12-month period, we added new positions in TE Connectivity Ltd. (Information Technology sector) and Albemarle Corporation (Materials sector), added to positions in Air Products and Chemicals, Inc. (Materials sector), Norfolk Southern Corporation (Industrials sector), and Nestle SA (Consumer Staples sector), trimmed positions in Martin Marietta Materials Inc. (Materials sector), Old Dominion Freight Line, Inc. (Industrials sector), and Apple Inc. (Information Technology sector), and exited Albemarle Corporation (Materials sector).

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception[1]
Institutional Class	9.45%	9.23%	8.64%
Russell 3000® Index	23.13%	14.14%	12.14%
Russell 1000® Index	23.88%	14.61%	12.49%
[1]	The inception date of the Fund was July 9, 2014. The returns of the indexes listed above are based on the inception date of the Fund.

Performance Inception Date	Jul. 09, 2014
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 279,868,054
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 1,643,493
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$279,868,054
Total number of portfolio holdings	30
Total advisory fees paid	$1,643,493
Portfolio turnover rate	6%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Financials	27.0%
Information Technology	13.6%
Industrials	13.0%
Consumer Discretionary	12.4%
Materials	11.0%
Consumer Staples	8.4%
Communication Services	7.5%
Health Care	3.2%
Energy	2.7%
Short-Term Investment Fund	1.2%
Other Assets/Liabilities (Net)	(0.0)%
Total	100.0%

C000193597 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone International Value Fund
Class Name	CLASS A
Trading Symbol	SWRLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone International Value Fund (“Fund”) for the period July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$136	1.34%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.34%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks long-term growth of capital by investing primarily in equity securities of companies in non-U.S. developed and emerging market countries. The investment philosophy focuses on identifying businesses whose securities are out-of-favor (undervalued) in the marketplace at the time of purchase in light of factors such as the company’s earnings, book value, revenues or cash flow but show signs of recent improvement.
The Fund's Class A shares performance was 3.41% (excluding sales loads) for the reporting period.
We continue to observe historically wide valuation spreads between Value and Growth stocks across global markets and the Fund continues to trade at significant discounts relative to the benchmark index. From a style perspective, international Value stocks outperformed Growth over the full 12-month period but underperformed Growth over the month of June 2024, when the current sub-adviser assumed portfolio management responsibilities. During the latter portion of the period, market sentiment drove an ongoing dominance of mega-cap growth stocks during June, which negatively impacted the Fund.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Deep Value bias	Negative	Value was generally out of favor during the 6-month period ending June 2024, representing a relative performance headwind. But over the full 12-month period, Value outperformed Growth.
Overweight Smaller Capitalization Stocks relative to the benchmark	Negative	The Fund’s smaller capitalization bias detracted given the continued dominance of mega-cap stocks over the period.
Sector Allocation	Negative	Sector allocation relative detraction was due to a large underweight to the Financials sector by the previous sub-adviser.
At the end of the period, the Fund was overweight Financials, Energy, Information Technology, and Materials while underweight Industrials, Consumer Staples, and Communication Services. At the industry level, the Fund was overweight Pharmaceuticals, Machinery, and Insurance while underweight Semiconductor & Semiconductor Equipment, Food Products, and Textiles, Apparel & Luxury Goods.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class A	-1.79%	3.54%	3.07%
Class A - excluding sales load	3.41%	4.60%	3.60%
MSCI All Country World Ex USA Index	11.62%	5.55%	3.84%
MSCI EAFE Index	11.54%	6.46%	4.33%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 105,422,346
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 780,451
Investment Company Portfolio Turnover	112.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$105,422,346
Total number of portfolio holdings	81
Total advisory fees paid	$780,451
Portfolio turnover rate	112%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Financials	24.2%
Information Technology	12.6%
Consumer Discretionary	12.1%
Industrials	10.6%
Health Care	10.1%
Materials	8.7%
Energy	7.5%
Consumer Staples	4.5%
Communication Services	3.3%
Utilities	2.0%
Real Estate	1.3%
Short-Term Investment Fund	1.9%
Other Assets/Liabilities (Net)	1.2%
Total	100.0%
Geographical Allocation (% of Net Assets)
Common Stocks
Japan	16.1%
China	7.5%
France	7.2%
United Kingdom	6.1%
Taiwan	5.6%
Germany	5.2%
India	5.1%
South Korea	4.8%
Canada	4.6%
Switzerland	4.4%
Netherlands	3.9%
Italy	3.7%
Other Countries	22.7%
Short-Term Investment Fund	1.9%
Other Assets/Liabilities (Net)	1.2%
Total	100.0%

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes made to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s prospectus which we expect to be available by October 31, 2024, at touchstoneinvestments.com/mutual-funds or upon request at 800.543.0407. On April 30, 2024, the Fund’s name was changed from the Touchstone International Equity Fund to the Touchstone International Value Fund. In connection with the name change, LSV Asset Management was appointed as the Fund’s sub-adviser, changes were made to the Fund’s investment goal and principal investment strategies to reflect LSV’s investment strategy, and the expense limitations were reduced to 1.26%, 1.89%, 0.89%, and 0.79% of average daily net assets for Classes A, C, Y, and Institutional Class shares, respectively.

Material Fund Change Name [Text Block]	On April 30, 2024, the Fund’s name was changed from the Touchstone International Equity Fund to the Touchstone International Value Fund.
Material Fund Change Expenses [Text Block]	and the expense limitations were reduced to 1.26%, 1.89%, 0.89%, and 0.79% of average daily net assets for Classes A, C, Y, and Institutional Class shares, respectively.
Material Fund Change Strategies [Text Block]	In connection with the name change, LSV Asset Management was appointed as the Fund’s sub-adviser, changes were made to the Fund’s investment goal and principal investment strategies to reflect LSV’s investment strategy,
Updated Prospectus Phone Number	800.543.0407
Updated Prospectus Web Address	touchstoneinvestments.com/mutual-funds
C000193599 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone International Value Fund
Class Name	CLASS Y
Trading Symbol	SIIEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone International Value Fund (“Fund”) for the period July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$99	0.97%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks long-term growth of capital by investing primarily in equity securities of companies in non-U.S. developed and emerging market countries. The investment philosophy focuses on identifying businesses whose securities are out-of-favor (undervalued) in the marketplace at the time of purchase in light of factors such as the company’s earnings, book value, revenues or cash flow but show signs of recent improvement.
The Fund's Class Y shares performance was 3.83% for the reporting period.
We continue to observe historically wide valuation spreads between Value and Growth stocks across global markets and the Fund continues to trade at significant discounts relative to the benchmark index. From a style perspective, international Value stocks outperformed Growth over the full 12-month period but underperformed Growth over the month of June 2024, when the current sub-adviser assumed portfolio management responsibilities. During the latter portion of the period, market sentiment drove an ongoing dominance of mega-cap growth stocks during June, which negatively impacted the Fund.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Deep Value bias	Negative	Value was generally out of favor during the 6-month period ending June 2024, representing a relative performance headwind. But over the full 12-month period, Value outperformed Growth.
Overweight Smaller Capitalization Stocks relative to the benchmark	Negative	The Fund’s smaller capitalization bias detracted given the continued dominance of mega-cap stocks over the period.
Sector Allocation	Negative	Sector allocation relative detraction was due to a large underweight to the Financials sector by the previous sub-adviser.
At the end of the period, the Fund was overweight Financials, Energy, Information Technology, and Materials while underweight Industrials, Consumer Staples, and Communication Services. At the industry level, the Fund was overweight Pharmaceuticals, Machinery, and Insurance while underweight Semiconductor & Semiconductor Equipment, Food Products, and Textiles, Apparel & Luxury Goods.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class Y	3.83%	4.98%	3.97%
MSCI All Country World Ex USA Index	11.62%	5.55%	3.84%
MSCI EAFE Index	11.54%	6.46%	4.33%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 105,422,346
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 780,451
Investment Company Portfolio Turnover	112.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$105,422,346
Total number of portfolio holdings	81
Total advisory fees paid	$780,451
Portfolio turnover rate	112%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Financials	24.2%
Information Technology	12.6%
Consumer Discretionary	12.1%
Industrials	10.6%
Health Care	10.1%
Materials	8.7%
Energy	7.5%
Consumer Staples	4.5%
Communication Services	3.3%
Utilities	2.0%
Real Estate	1.3%
Short-Term Investment Fund	1.9%
Other Assets/Liabilities (Net)	1.2%
Total	100.0%
Geographical Allocation (% of Net Assets)
Common Stocks
Japan	16.1%
China	7.5%
France	7.2%
United Kingdom	6.1%
Taiwan	5.6%
Germany	5.2%
India	5.1%
South Korea	4.8%
Canada	4.6%
Switzerland	4.4%
Netherlands	3.9%
Italy	3.7%
Other Countries	22.7%
Short-Term Investment Fund	1.9%
Other Assets/Liabilities (Net)	1.2%
Total	100.0%

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes made to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s prospectus which we expect to be available by October 31, 2024, at touchstoneinvestments.com/mutual-funds or upon request at 800.543.0407. On April 30, 2024, the Fund’s name was changed from the Touchstone International Equity Fund to the Touchstone International Value Fund. In connection with the name change, LSV Asset Management was appointed as the Fund’s sub-adviser, changes were made to the Fund’s investment goal and principal investment strategies to reflect LSV’s investment strategy, and the expense limitations were reduced to 1.26%, 1.89%, 0.89%, and 0.79% of average daily net assets for Classes A, C, Y, and Institutional Class shares, respectively.

Material Fund Change Name [Text Block]	On April 30, 2024, the Fund’s name was changed from the Touchstone International Equity Fund to the Touchstone International Value Fund.
Material Fund Change Expenses [Text Block]	and the expense limitations were reduced to 1.26%, 1.89%, 0.89%, and 0.79% of average daily net assets for Classes A, C, Y, and Institutional Class shares, respectively.
Material Fund Change Strategies [Text Block]	In connection with the name change, LSV Asset Management was appointed as the Fund’s sub-adviser, changes were made to the Fund’s investment goal and principal investment strategies to reflect LSV’s investment strategy,
Updated Prospectus Phone Number	800.543.0407
Updated Prospectus Web Address	touchstoneinvestments.com/mutual-funds
C000109288 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Value Fund
Class Name	INSTITUTIONAL CLASS
Trading Symbol	TVLIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Value Fund (“Fund”) for the period July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$74	0.68%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks long-term capital growth by primarily investing in equity securities of large and mid-cap companies believed to be undervalued. The Fund uses traditional methods of stock selection — research and analysis — to identify companies that have price-to-earnings and price-to-book ratios below the market, that also have above-average dividend yields, and that focus on companies that are out of favor due to internal or external challenges judged to be short term in nature. Stock selection is driven by fundamental analysis on individual companies rather than by broad market themes.
The Fund's Institutional Class shares performance was 17.14% for the reporting period.
Equity markets made new all time highs into the Fund's year end; however, these gains were driven by a narrow group of mega cap growth stocks. Historically, growth driven markets have been prone to reversals, benefitting the average stock as well as the Value style of investing. Despite the headwinds, the Fund performed well during the reporting period.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Industrials	Positive	Vertiv Holdings Co. rose sharply as artificial intelligence (AI) increased data center demand for their products.
Information Technology	Positive	Increased demand for semiconductors for AI, in addition to other end markets.
Consumer Discretionary	Negative	Challenging automotive production volumes and building negative sentiment on electric vehicles weighed on suppliers to the original equipment manufacturers including Aptiv plc.
Materials	Negative	Concerns over future demand for clean hydrogen pressured Air Products and Chemicals Inc. given their large, planned capital investments.
Over the past year, the Fund reduced its weighting in Financials while increasing its weighting in Consumer Discretionary and remains, in our view, well-positioned for the current environment.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Institutional Class	17.14%	10.75%	9.17%
Russell 3000® Index	23.13%	14.14%	12.15%
Russell 1000® Value Index	13.06%	9.01%	8.23%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 544,544,328
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 3,019,882
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$544,544,328
Total number of portfolio holdings	52
Total advisory fees paid	$3,019,882
Portfolio turnover rate	28%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Financials	15.5%
Health Care	12.0%
Energy	11.7%
Consumer Discretionary	11.3%
Information Technology	10.9%
Industrials	9.4%
Materials	8.2%
Communication Services	6.0%
Utilities	4.7%
Consumer Staples	4.4%
Real Estate	3.4%
Short-Term Investment Funds	3.4%
Other Assets/Liabilities (Net)	(0.9)%
Total	100.0%

C000193584 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Balanced Fund
Class Name	CLASS C
Trading Symbol	SBACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Balanced Fund (“Fund”) for the period July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$187	1.77%

Expenses Paid, Amount	$ 187
Expense Ratio, Percent	1.77%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks to achieve its investment goal of providing capital appreciation and current income by generally investing in a diversified portfolio comprising 60% equity securities and 40% fixed-income securities. With respect to equities, the Fund invests primarily in issuers having a market capitalization, at the time of purchase, above $5 billion. Equity securities include common stock and preferred stock. With respect to fixed-income, the Fund will invest primarily in bonds, including mortgage-related securities, asset-backed securities, government securities (both U.S. government securities and foreign sovereign debt), and corporate debt securities.
The Fund's Class C shares performance was 11.38% (excluding sales loads) for the reporting period.
Financial market volatility has been elevated in the face of uncertain monetary policy, mixed economic indicators, and increased geopolitical risks. The S&P 500® Index performance has been driven by the ongoing leadership of artificial intelligence related stocks; however, the broader market exhibited narrow breadth as small caps struggled and growth stocks outperformed value. Interest rates continue to experience volatility as investors adjust their expectations for rate cuts and analyze new economic data’s implication for monetary policy.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Equity Security Selection	Negative	Selections within the Technology and Health Care sectors were the primary drivers of underperformance within equities.
Interest Rate Management	Negative	Interest rates have been extremely volatile as investors have endeavored to forecast rate cuts following the Fed’s last rate hike in July 2023. The Fund’s fixed income allocation’s duration position short of the benchmark’s represented a modest relative performance headwind.
Asset Allocation	Positive	The Fund maintained an overweight allocation to equities which outperformed fixed income over the past 12 months.
Fixed Income Security Selection	Positive	Security selection within Investment Grade Corporates and Securitized contributed to relative outperformance.
Equities, as measured by the S&P 500® Index, exhibited strong performance over the last 12 months and, in seeking to target a moderate amount of risk relative to the benchmark, the Fund has used periods of strong performance to trim equity exposure. The Fund has moved up in quality within the fixed income allocation as spreads are near historically tight levels and the risk/reward is skewed to the downside.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class C	10.38%	8.29%	7.47%
Class C - excluding sales load	11.38%	8.29%	7.47%
Russell 3000® Index	23.13%	14.14%	12.15%
Bloomberg U.S. Aggregate Bond Index	2.63%	-0.23%	1.35%
60% Russell 1000® Index and 40% Bloomberg U.S. Aggregate Bond Index	15.06%	9.06%	8.36%
60% S&P 500® Index and 40% Bloomberg U.S. Aggregate Bond Index	15.42%	9.01%	8.38%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 916,751,321
Holdings Count | Holding	299
Advisory Fees Paid, Amount	$ 4,164,476
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$916,751,321
Total number of portfolio holdings	299
Total advisory fees paid	$4,164,476
Portfolio turnover rate	70%

Holdings [Text Block]
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Common Stocks	63.9%
Corporate Bonds	12.5%
U.S. Treasury Obligations	11.7%
U.S. Government Mortgage-Backed Obligations	3.5%
Commercial Mortgage-Backed Securities	2.0%
Asset-Backed Securities	1.8%
Non-Agency Collateralized Mortgage Obligations	1.7%
Agency Collateralized Mortgage Obligations	0.6%
Sovereign Government Obligations	0.3%
Short-Term Investment Fund	1.6%
Other Assets/Liabilities (Net)	0.4%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	55.6%
AA/Aa	7.7%
A/A	12.8%
BBB/Baa	21.7%
BB/Ba	0.3%
B/B	0.2%
Not Rated	1.7%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
C000193586 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Large Cap Focused Fund
Class Name	CLASS A
Trading Symbol	SENCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Large Cap Focused Fund (“Fund”) for the period July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$109	1.00%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks to provide investors with capital appreciation by investing in large capitalization equity securities that are trading below what is believed to be the estimate of their intrinsic value and have a sustainable competitive advantage or a high barrier to entry in place. The barrier(s) to entry can be created through a cost advantage, economies of scale, high customer loyalty or a government barrier (e.g. license or subsidy). The sub-adviser believes that the strongest barrier to entry is the combination of economies of scale and high customer loyalty.
The Fund's Class A shares performance was 17.79% (excluding sales loads) for the reporting period.
U.S. equities rallied over the last 12-month period ended June 30, 2024 as economic data generally remained strong during the period despite the significant rate hike cycle that began in early 2022. In the back half of the last 12-month period, stocks benefitted from optimism around a peak in the Federal Reserve's tightening schedule amidst some positive developments on the inflation front.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Consumer Discretionary	Contributed	Stock selection within Consumer Discretionary was a high contributor to relative performance.
Communication Services	Contributed	The largest strategy overweight allocation to the sector was a high contributor. Stock selection within the sector was also a positive contributor to relative performance.
Information Technology	Detracted	Stock selection within Information Technology was the largest detractor to relative performance.
The most significant portfolio positioning changes over the reporting period included moving from an underweight to an overweight in the Materials sector, primarily due to the addition of International Flavors and Fragrances Inc. and reducing the cash position over the period.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class A	11.89%	13.38%	11.98%
Class A - excluding sales load	17.79%	14.55%	12.55%
Russell 3000® Index	23.13%	14.14%	12.15%
Russell 1000® Index	23.88%	14.61%	12.51%
S&P 500® Index	24.56%	15.05%	12.86%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 3,359,471,496
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 16,065,472
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$3,359,471,496
Total number of portfolio holdings	47
Total advisory fees paid	$16,065,472
Portfolio turnover rate	6%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	29.8%
Communication Services	15.3%
Financials	13.3%
Health Care	12.5%
Consumer Discretionary	7.9%
Industrials	7.5%
Consumer Staples	3.9%
Energy	2.6%
Materials	2.5%
Real Estate	1.1%
Short-Term Investment Fund	3.6%
Other Assets/Liabilities (Net)	0.0%
Total	100.0%

C000231973 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Value Fund
Class Name	CLASS R6
Trading Symbol	TVLRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Value Fund (“Fund”) for the period July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$68	0.63%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks long-term capital growth by primarily investing in equity securities of large and mid-cap companies believed to be undervalued. The Fund uses traditional methods of stock selection — research and analysis — to identify companies that have price-to-earnings and price-to-book ratios below the market, that also have above-average dividend yields, and that focus on companies that are out of favor due to internal or external challenges judged to be short term in nature. Stock selection is driven by fundamental analysis on individual companies rather than by broad market themes.
The Fund's Class R6 shares performance was 17.29% for the reporting period.
Equity markets made new all time highs into the Fund's year end; however, these gains were driven by a narrow group of mega cap growth stocks. Historically, growth driven markets have been prone to reversals, benefitting the average stock as well as the Value style of investing. Despite the headwinds, the Fund performed well during the reporting period.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Industrials	Positive	Vertiv Holdings Co. rose sharply as artificial intelligence (AI) increased data center demand for their products.
Information Technology	Positive	Increased demand for semiconductors for AI, in addition to other end markets.
Consumer Discretionary	Negative	Challenging automotive production volumes and building negative sentiment on electric vehicles weighed on suppliers to the original equipment manufacturers including Aptiv plc.
Materials	Negative	Concerns over future demand for clean hydrogen pressured Air Products and Chemicals Inc. given their large, planned capital investments.
Over the past year, the Fund reduced its weighting in Financials while increasing its weighting in Consumer Discretionary and remains, in our view, well-positioned for the current environment.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class R6[1]	17.29%	10.71%	9.08%
Russell 3000® Index	23.13%	14.14%	12.15%
Russell 1000® Value Index	13.06%	9.01%	8.23%
[1]	The inception date was October 28, 2021. Performance information was calculated using the historical performance of Class A shares for the periods prior to October 28, 2021.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 544,544,328
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 3,019,882
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$544,544,328
Total number of portfolio holdings	52
Total advisory fees paid	$3,019,882
Portfolio turnover rate	28%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Financials	15.5%
Health Care	12.0%
Energy	11.7%
Consumer Discretionary	11.3%
Information Technology	10.9%
Industrials	9.4%
Materials	8.2%
Communication Services	6.0%
Utilities	4.7%
Consumer Staples	4.4%
Real Estate	3.4%
Short-Term Investment Funds	3.4%
Other Assets/Liabilities (Net)	(0.9)%
Total	100.0%

C000172508 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Large Company Growth Fund
Class Name	CLASS A
Trading Symbol	TSAGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Large Company Growth Fund (“Fund”) for the period July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$129	1.07%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks long-term capital appreciation by primarily investing in U.S. equity securities of large capitalization companies believed to offer the best opportunity for reliable growth at attractive stock valuations. The Fund utilizes a bottom-up idea-driven growth style with a long-term investment horizon. It seeks to identify companies, which are believed to exhibit certain quality characteristics, including predictable growth, solid fundamentals, attractive profitability and successful management.
The Fund's Class A shares performance was 41.47% (excluding sales loads) for the reporting period.
In the U.S., the economy continues to generate a nearly perfect scenario of steady growth, full employment and falling inflation. With the war on inflation all but won, interest rates on the long end should remain largely stable while U.S. rate cuts are likely at some point this year, perhaps beginning in the third quarter. Additionally, the market has been driven by businesses with strong balance sheets, strong profitability and for many, an artificial intelligence (AI) tailwind that may last for a number of years.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Technology	Positive	Technology sector stock selections and overweight versus the benchmark led to relative outperformance in the period.
Consumer Discretionary	Positive	Consumer Discretionary sector stock selections and underweight versus the benchmark also contributed to relative outperformance in the period.
Financials	Negative	Financials sector stock selections and overweight versus the benchmark detracted from relative performance in the period.
There were no changes made to the Fund's positioning during the 12-month period. Over the reporting period, our focus has been to maintain the portfolio in what we believe is a high quality, predictable group of stellar growth companies, often with leadership positions in critical AI technologies, that we anticipate holding for many years.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class A1	34.39%	14.72%	13.63%
Class A - excluding sales load	41.47%	15.90%	14.31%
Russell 3000® Index	23.13%	14.14%	12.15%
Russell 1000® Growth Index	33.48%	19.34%	16.33%
S&P 500® Index	24.56%	15.05%	12.86%
[1]	The inception date was August 15, 2016. Performance information was calculated using the historical performance of Institutional Class shares for the periods prior to August 15, 2016.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 153,115,776
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 814,375
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$153,115,776
Total number of portfolio holdings	26
Total advisory fees paid	$814,375
Portfolio turnover rate	39%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	57.8%
Communication Services	13.1%
Financials	8.9%
Consumer Discretionary	8.5%
Health Care	5.5%
Industrials	4.1%
Consumer Staples	1.9%
Short-Term Investment Fund	1.3%
Other Assets/Liabilities (Net)	(1.1)%
Total	100.0%

C000172510 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Large Company Growth Fund
Class Name	CLASS Y
Trading Symbol	TLGYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Large Company Growth Fund (“Fund”) for the period July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$99	0.82%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks long-term capital appreciation by primarily investing in U.S. equity securities of large capitalization companies believed to offer the best opportunity for reliable growth at attractive stock valuations. The Fund utilizes a bottom-up idea-driven growth style with a long-term investment horizon. It seeks to identify companies, which are believed to exhibit certain quality characteristics, including predictable growth, solid fundamentals, attractive profitability and successful management.
The Fund's Class Y shares performance was 41.85% for the reporting period.
In the U.S., the economy continues to generate a nearly perfect scenario of steady growth, full employment and falling inflation. With the war on inflation all but won, interest rates on the long end should remain largely stable while U.S. rate cuts are likely at some point this year, perhaps beginning in the third quarter. Additionally, the market has been driven by businesses with strong balance sheets, strong profitability and for many, an artificial intelligence (AI) tailwind that may last for a number of years.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Technology	Positive	Technology sector stock selections and overweight versus the benchmark led to relative outperformance in the period.
Consumer Discretionary	Positive	Consumer Discretionary sector stock selections and underweight versus the benchmark also contributed to relative outperformance in the period.
Financials	Negative	Financials sector stock selections and overweight versus the benchmark detracted from relative performance in the period.
There were no changes made to the Fund's positioning during the 12-month period. Over the reporting period, our focus has been to maintain the portfolio in what we believe is a high quality, predictable group of stellar growth companies, often with leadership positions in critical AI technologies, that we anticipate holding for many years.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class Y1	41.85%	16.19%	14.59%
Russell 3000® Index	23.13%	14.14%	12.15%
Russell 1000® Growth Index	33.48%	19.34%	16.33%
S&P 500® Index	24.56%	15.05%	12.86%
[1]	The inception date was August 15, 2016. Performance information was calculated using the historical performance of Institutional Class shares for the periods prior to August 15, 2016.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 153,115,776
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 814,375
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$153,115,776
Total number of portfolio holdings	26
Total advisory fees paid	$814,375
Portfolio turnover rate	39%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	57.8%
Communication Services	13.1%
Financials	8.9%
Consumer Discretionary	8.5%
Health Care	5.5%
Industrials	4.1%
Consumer Staples	1.9%
Short-Term Investment Fund	1.3%
Other Assets/Liabilities (Net)	(1.1)%
Total	100.0%

C000193591 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Small Company Fund
Class Name	CLASS A
Trading Symbol	SAGWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Small Company Fund (“Fund”) for the period July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$125	1.18%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks to provide investors with growth of capital by investing primarily in common stocks of small capitalization companies that the sub-adviser believes are high quality, have superior business models, solid management teams, sustainable growth potential and are attractively valued.
The Fund's Class A shares performance was 12.41% (excluding sales loads) for the reporting period.
The market environment for small cap equities was positive for the year ended June 30, 2024 with the small cap benchmark Russell 2000® Index delivering a return of 10.06%. The market environment was volatile, with Russell 2000® Index returns for the quarters ending as follows: -5.13% for September 30, 2023; 14.03% for December 31, 2023; 5.18% for March 31, 2024; and -3.28% for June 30, 2024.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Stock Selection	Positive	The Industrials and Consumer Discretionary sectors were the top two contributors, and the Information Technology and Energy sectors were the only two detractors.
Sector Allocation	Positive	Utilities underweight and Information Technology overweight allocation contributed, while Financials and Energy underweights were the bottom two detractors.
The Fund purchased 21 new positions and exited 15 positions during the reporting period. The Information Technology sector allocation increased from 15% to 20%, with small decreases across Industrials, Real Estate, Financials, and Materials.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class A	6.81%	8.29%	8.16%
Class A - excluding sales load	12.41%	9.39%	8.71%
Russell 3000® Index	23.13%	14.14%	12.15%
Russell 2000® Index	10.06%	6.94%	7.00%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 1,056,065,538
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 6,427,572
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$1,056,065,538
Total number of portfolio holdings	75
Total advisory fees paid	$6,427,572
Portfolio turnover rate	59%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Industrials	20.6%
Information Technology	19.7%
Health Care	17.7%
Consumer Discretionary	14.8%
Real Estate	8.0%
Financials	7.8%
Materials	3.4%
Communication Services	3.3%
Energy	2.6%
Short-Term Investment Funds	3.6%
Other Assets/Liabilities (Net)	(1.5)%
Total	100.0%

C000193593 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Small Company Fund
Class Name	CLASS Y
Trading Symbol	SIGWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Small Company Fund (“Fund”) for the period July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$96	0.90%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks to provide investors with growth of capital by investing primarily in common stocks of small capitalization companies that the sub-adviser believes are high quality, have superior business models, solid management teams, sustainable growth potential and are attractively valued.
The Fund's Class Y shares performance was 12.63% for the reporting period.
The market environment for small cap equities was positive for the year ended June 30, 2024 with the small cap benchmark Russell 2000® Index delivering a return of 10.06%. The market environment was volatile, with Russell 2000® Index returns for the quarters ending as follows: -5.13% for September 30, 2023; 14.03% for December 31, 2023; 5.18% for March 31, 2024; and -3.28% for June 30, 2024.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Stock Selection	Positive	The Industrials and Consumer Discretionary sectors were the top two contributors, and the Information Technology and Energy sectors were the only two detractors.
Sector Allocation	Positive	Utilities underweight and Information Technology overweight allocation contributed, while Financials and Energy underweights were the bottom two detractors.
The Fund purchased 21 new positions and exited 15 positions during the reporting period. The Information Technology sector allocation increased from 15% to 20%, with small decreases across Industrials, Real Estate, Financials, and Materials.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class Y	12.63%	9.71%	9.02%
Russell 3000® Index	23.13%	14.14%	12.15%
Russell 2000® Index	10.06%	6.94%	7.00%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 1,056,065,538
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 6,427,572
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$1,056,065,538
Total number of portfolio holdings	75
Total advisory fees paid	$6,427,572
Portfolio turnover rate	59%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Industrials	20.6%
Information Technology	19.7%
Health Care	17.7%
Consumer Discretionary	14.8%
Real Estate	8.0%
Financials	7.8%
Materials	3.4%
Communication Services	3.3%
Energy	2.6%
Short-Term Investment Funds	3.6%
Other Assets/Liabilities (Net)	(1.5)%
Total	100.0%

C000109287 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Value Fund
Class Name	CLASS C
Trading Symbol	TVLCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Value Fund (“Fund”) for the period July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$197	1.83%

Expenses Paid, Amount	$ 197
Expense Ratio, Percent	1.83%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks long-term capital growth by primarily investing in equity securities of large and mid-cap companies believed to be undervalued. The Fund uses traditional methods of stock selection — research and analysis — to identify companies that have price-to-earnings and price-to-book ratios below the market, that also have above-average dividend yields, and that focus on companies that are out of favor due to internal or external challenges judged to be short term in nature. Stock selection is driven by fundamental analysis on individual companies rather than by broad market themes.
The Fund's Class C shares performance was 15.76% (excluding sales loads) for the reporting period.
Equity markets made new all time highs into the Fund's year end; however, these gains were driven by a narrow group of mega cap growth stocks. Historically, growth driven markets have been prone to reversals, benefitting the average stock as well as the Value style of investing. Despite the headwinds, the Fund performed well during the reporting period.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Industrials	Positive	Vertiv Holdings Co. rose sharply as artificial intelligence (AI) increased data center demand for their products.
Information Technology	Positive	Increased demand for semiconductors for AI, in addition to other end markets.
Consumer Discretionary	Negative	Challenging automotive production volumes and building negative sentiment on electric vehicles weighed on suppliers to the original equipment manufacturers including Aptiv plc.
Materials	Negative	Concerns over future demand for clean hydrogen pressured Air Products and Chemicals Inc. given their large, planned capital investments.
Over the past year, the Fund reduced its weighting in Financials while increasing its weighting in Consumer Discretionary and remains, in our view, well-positioned for the current environment.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class C	14.76%	9.47%	8.07%
Class C - excluding sales load	15.76%	9.47%	8.07%
Russell 3000® Index	23.13%	14.14%	12.15%
Russell 1000® Value Index	13.06%	9.01%	8.23%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 544,544,328
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 3,019,882
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$544,544,328
Total number of portfolio holdings	52
Total advisory fees paid	$3,019,882
Portfolio turnover rate	28%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Financials	15.5%
Health Care	12.0%
Energy	11.7%
Consumer Discretionary	11.3%
Information Technology	10.9%
Industrials	9.4%
Materials	8.2%
Communication Services	6.0%
Utilities	4.7%
Consumer Staples	4.4%
Real Estate	3.4%
Short-Term Investment Funds	3.4%
Other Assets/Liabilities (Net)	(0.9)%
Total	100.0%

C000109289 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Value Fund
Class Name	CLASS Y
Trading Symbol	TVLYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Value Fund (“Fund”) for the period July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$90	0.83%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks long-term capital growth by primarily investing in equity securities of large and mid-cap companies believed to be undervalued. The Fund uses traditional methods of stock selection — research and analysis — to identify companies that have price-to-earnings and price-to-book ratios below the market, that also have above-average dividend yields, and that focus on companies that are out of favor due to internal or external challenges judged to be short term in nature. Stock selection is driven by fundamental analysis on individual companies rather than by broad market themes.
The Fund's Class Y shares performance was 16.90% for the reporting period.
Equity markets made new all time highs into the Fund's year end; however, these gains were driven by a narrow group of mega cap growth stocks. Historically, growth driven markets have been prone to reversals, benefitting the average stock as well as the Value style of investing. Despite the headwinds, the Fund performed well during the reporting period.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Industrials	Positive	Vertiv Holdings Co. rose sharply as artificial intelligence (AI) increased data center demand for their products.
Information Technology	Positive	Increased demand for semiconductors for AI, in addition to other end markets.
Consumer Discretionary	Negative	Challenging automotive production volumes and building negative sentiment on electric vehicles weighed on suppliers to the original equipment manufacturers including Aptiv plc.
Materials	Negative	Concerns over future demand for clean hydrogen pressured Air Products and Chemicals Inc. given their large, planned capital investments.
Over the past year, the Fund reduced its weighting in Financials while increasing its weighting in Consumer Discretionary and remains, in our view, well-positioned for the current environment.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class Y	16.90%	10.57%	9.01%
Russell 3000® Index	23.13%	14.14%	12.15%
Russell 1000® Value Index	13.06%	9.01%	8.23%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 544,544,328
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 3,019,882
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$544,544,328
Total number of portfolio holdings	52
Total advisory fees paid	$3,019,882
Portfolio turnover rate	28%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Financials	15.5%
Health Care	12.0%
Energy	11.7%
Consumer Discretionary	11.3%
Information Technology	10.9%
Industrials	9.4%
Materials	8.2%
Communication Services	6.0%
Utilities	4.7%
Consumer Staples	4.4%
Real Estate	3.4%
Short-Term Investment Funds	3.4%
Other Assets/Liabilities (Net)	(0.9)%
Total	100.0%

C000193585 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Balanced Fund
Class Name	CLASS Y
Trading Symbol	SIBLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Balanced Fund (“Fund”) for the period July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$83	0.78%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks to achieve its investment goal of providing capital appreciation and current income by generally investing in a diversified portfolio comprising 60% equity securities and 40% fixed-income securities. With respect to equities, the Fund invests primarily in issuers having a market capitalization, at the time of purchase, above $5 billion. Equity securities include common stock and preferred stock. With respect to fixed-income, the Fund will invest primarily in bonds, including mortgage-related securities, asset-backed securities, government securities (both U.S. government securities and foreign sovereign debt), and corporate debt securities.
The Fund's Class Y shares performance was 12.51% for the reporting period.
Financial market volatility has been elevated in the face of uncertain monetary policy, mixed economic indicators, and increased geopolitical risks. The S&P 500® Index performance has been driven by the ongoing leadership of artificial intelligence related stocks; however, the broader market exhibited narrow breadth as small caps struggled and growth stocks outperformed value. Interest rates continue to experience volatility as investors adjust their expectations for rate cuts and analyze new economic data’s implication for monetary policy.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Equity Security Selection	Negative	Selections within the Technology and Health Care sectors were the primary drivers of underperformance within equities.
Interest Rate Management	Negative	Interest rates have been extremely volatile as investors have endeavored to forecast rate cuts following the Fed’s last rate hike in July 2023. The Fund’s fixed income allocation’s duration position short of the benchmark’s represented a modest relative performance headwind.
Asset Allocation	Positive	The Fund maintained an overweight allocation to equities which outperformed fixed income over the past 12 months.
Fixed Income Security Selection	Positive	Security selection within Investment Grade Corporates and Securitized contributed to relative outperformance.
Equities, as measured by the S&P 500® Index, exhibited strong performance over the last 12 months and, in seeking to target a moderate amount of risk relative to the benchmark, the Fund has used periods of strong performance to trim equity exposure. The Fund has moved up in quality within the fixed income allocation as spreads are near historically tight levels and the risk/reward is skewed to the downside.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class Y	12.51%	9.36%	8.36%
Russell 3000® Index	23.13%	14.14%	12.15%
Bloomberg U.S. Aggregate Bond Index	2.63%	-0.23%	1.35%
60% Russell 1000® Index and 40% Bloomberg U.S. Aggregate Bond Index	15.06%	9.06%	8.36%
60% S&P 500® Index and 40% Bloomberg U.S. Aggregate Bond Index	15.42%	9.01%	8.38%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 916,751,321
Holdings Count | Holding	299
Advisory Fees Paid, Amount	$ 4,164,476
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$916,751,321
Total number of portfolio holdings	299
Total advisory fees paid	$4,164,476
Portfolio turnover rate	70%

Holdings [Text Block]
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Common Stocks	63.9%
Corporate Bonds	12.5%
U.S. Treasury Obligations	11.7%
U.S. Government Mortgage-Backed Obligations	3.5%
Commercial Mortgage-Backed Securities	2.0%
Asset-Backed Securities	1.8%
Non-Agency Collateralized Mortgage Obligations	1.7%
Agency Collateralized Mortgage Obligations	0.6%
Sovereign Government Obligations	0.3%
Short-Term Investment Fund	1.6%
Other Assets/Liabilities (Net)	0.4%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	55.6%
AA/Aa	7.7%
A/A	12.8%
BBB/Baa	21.7%
BB/Ba	0.3%
B/B	0.2%
Not Rated	1.7%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
C000193600 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone International Value Fund
Class Name	INSTITUTIONAL CLASS
Trading Symbol	TOIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone International Value Fund (“Fund”) for the period July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$90	0.88%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks long-term growth of capital by investing primarily in equity securities of companies in non-U.S. developed and emerging market countries. The investment philosophy focuses on identifying businesses whose securities are out-of-favor (undervalued) in the marketplace at the time of purchase in light of factors such as the company’s earnings, book value, revenues or cash flow but show signs of recent improvement.
The Fund's Institutional Class shares performance was 3.93% for the reporting period.
We continue to observe historically wide valuation spreads between Value and Growth stocks across global markets and the Fund continues to trade at significant discounts relative to the benchmark index. From a style perspective, international Value stocks outperformed Growth over the full 12-month period but underperformed Growth over the month of June 2024, when the current sub-adviser assumed portfolio management responsibilities. During the latter portion of the period, market sentiment drove an ongoing dominance of mega-cap growth stocks during June, which negatively impacted the Fund.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Deep Value bias	Negative	Value was generally out of favor during the 6-month period ending June 2024, representing a relative performance headwind. But over the full 12-month period, Value outperformed Growth.
Overweight Smaller Capitalization Stocks relative to the benchmark	Negative	The Fund’s smaller capitalization bias detracted given the continued dominance of mega-cap stocks over the period.
Sector Allocation	Negative	Sector allocation relative detraction was due to a large underweight to the Financials sector by the previous sub-adviser.
At the end of the period, the Fund was overweight Financials, Energy, Information Technology, and Materials while underweight Industrials, Consumer Staples, and Communication Services. At the industry level, the Fund was overweight Pharmaceuticals, Machinery, and Insurance while underweight Semiconductor & Semiconductor Equipment, Food Products, and Textiles, Apparel & Luxury Goods.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Institutional Class[1]	3.93%	5.09%	4.03%
MSCI All Country World Ex USA Index	11.62%	5.55%	3.84%
MSCI EAFE Index	11.54%	6.46%	4.33%
[1]	The inception date was October 30, 2017. Performance information was calculated using the historical performance of Class A shares for the periods prior to October 30, 2017.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 105,422,346
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 780,451
Investment Company Portfolio Turnover	112.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$105,422,346
Total number of portfolio holdings	81
Total advisory fees paid	$780,451
Portfolio turnover rate	112%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Financials	24.2%
Information Technology	12.6%
Consumer Discretionary	12.1%
Industrials	10.6%
Health Care	10.1%
Materials	8.7%
Energy	7.5%
Consumer Staples	4.5%
Communication Services	3.3%
Utilities	2.0%
Real Estate	1.3%
Short-Term Investment Fund	1.9%
Other Assets/Liabilities (Net)	1.2%
Total	100.0%
Geographical Allocation (% of Net Assets)
Common Stocks
Japan	16.1%
China	7.5%
France	7.2%
United Kingdom	6.1%
Taiwan	5.6%
Germany	5.2%
India	5.1%
South Korea	4.8%
Canada	4.6%
Switzerland	4.4%
Netherlands	3.9%
Italy	3.7%
Other Countries	22.7%
Short-Term Investment Fund	1.9%
Other Assets/Liabilities (Net)	1.2%
Total	100.0%

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes made to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s prospectus which we expect to be available by October 31, 2024, at touchstoneinvestments.com/mutual-funds or upon request at 800.543.0407. On April 30, 2024, the Fund’s name was changed from the Touchstone International Equity Fund to the Touchstone International Value Fund. In connection with the name change, LSV Asset Management was appointed as the Fund’s sub-adviser, changes were made to the Fund’s investment goal and principal investment strategies to reflect LSV’s investment strategy, and the expense limitations were reduced to 1.26%, 1.89%, 0.89%, and 0.79% of average daily net assets for Classes A, C, Y, and Institutional Class shares, respectively.

Material Fund Change Name [Text Block]	On April 30, 2024, the Fund’s name was changed from the Touchstone International Equity Fund to the Touchstone International Value Fund.
Material Fund Change Expenses [Text Block]	and the expense limitations were reduced to 1.26%, 1.89%, 0.89%, and 0.79% of average daily net assets for Classes A, C, Y, and Institutional Class shares, respectively.
Material Fund Change Strategies [Text Block]	In connection with the name change, LSV Asset Management was appointed as the Fund’s sub-adviser, changes were made to the Fund’s investment goal and principal investment strategies to reflect LSV’s investment strategy,
Updated Prospectus Phone Number	800.543.0407
Updated Prospectus Web Address	touchstoneinvestments.com/mutual-funds
C000231974 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Balanced Fund
Class Name	CLASS R6
Trading Symbol	TBARX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Balanced Fund (“Fund”) for the period July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$68	0.64%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks to achieve its investment goal of providing capital appreciation and current income by generally investing in a diversified portfolio comprising 60% equity securities and 40% fixed-income securities. With respect to equities, the Fund invests primarily in issuers having a market capitalization, at the time of purchase, above $5 billion. Equity securities include common stock and preferred stock. With respect to fixed-income, the Fund will invest primarily in bonds, including mortgage-related securities, asset-backed securities, government securities (both U.S. government securities and foreign sovereign debt), and corporate debt securities.
The Fund's Class R6 shares performance was 12.63% for the reporting period.
Financial market volatility has been elevated in the face of uncertain monetary policy, mixed economic indicators, and increased geopolitical risks. The S&P 500® Index performance has been driven by the ongoing leadership of artificial intelligence related stocks; however, the broader market exhibited narrow breadth as small caps struggled and growth stocks outperformed value. Interest rates continue to experience volatility as investors adjust their expectations for rate cuts and analyze new economic data’s implication for monetary policy.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Equity Security Selection	Negative	Selections within the Technology and Health Care sectors were the primary drivers of underperformance within equities.
Interest Rate Management	Negative	Interest rates have been extremely volatile as investors have endeavored to forecast rate cuts following the Fed’s last rate hike in July 2023. The Fund’s fixed income allocation’s duration position short of the benchmark’s represented a modest relative performance headwind.
Asset Allocation	Positive	The Fund maintained an overweight allocation to equities which outperformed fixed income over the past 12 months.
Fixed Income Security Selection	Positive	Security selection within Investment Grade Corporates and Securitized contributed to relative outperformance.
Equities, as measured by the S&P 500® Index, exhibited strong performance over the last 12 months and, in seeking to target a moderate amount of risk relative to the benchmark, the Fund has used periods of strong performance to trim equity exposure. The Fund has moved up in quality within the fixed income allocation as spreads are near historically tight levels and the risk/reward is skewed to the downside.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class R6[1]	12.63%	9.33%	8.24%
Russell 3000® Index	23.13%	14.14%	12.15%
Bloomberg U.S. Aggregate Bond Index	2.63%	-0.23%	1.35%
60% Russell 1000® Index and 40% Bloomberg U.S. Aggregate Bond Index	15.06%	9.06%	8.36%
60% S&P 500® Index and 40% Bloomberg U.S. Aggregate Bond Index	15.42%	9.01%	8.38%
[1]	The inception date was October 28, 2021. Performance information was calculated using the historical performance of Class A shares for the period prior to October 28, 2021.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 916,751,321
Holdings Count | Holding	299
Advisory Fees Paid, Amount	$ 4,164,476
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$916,751,321
Total number of portfolio holdings	299
Total advisory fees paid	$4,164,476
Portfolio turnover rate	70%

Holdings [Text Block]
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Common Stocks	63.9%
Corporate Bonds	12.5%
U.S. Treasury Obligations	11.7%
U.S. Government Mortgage-Backed Obligations	3.5%
Commercial Mortgage-Backed Securities	2.0%
Asset-Backed Securities	1.8%
Non-Agency Collateralized Mortgage Obligations	1.7%
Agency Collateralized Mortgage Obligations	0.6%
Sovereign Government Obligations	0.3%
Short-Term Investment Fund	1.6%
Other Assets/Liabilities (Net)	0.4%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	55.6%
AA/Aa	7.7%
A/A	12.8%
BBB/Baa	21.7%
BB/Ba	0.3%
B/B	0.2%
Not Rated	1.7%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
C000175943 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Core Municipal Bond Fund
Class Name	CLASS A
Trading Symbol	TOHAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Core Municipal Bond Fund (“Fund”) for the period July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$81	0.80%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks a high level of current income exempt from federal income taxes, consistent with the protection of capital by investing primarily in high-quality, municipal debt issued by U.S. states and their subdivisions, authorities, instrumentalities and corporations, as well as obligations issued by U.S. territories.
The Fund's Class A shares performance was 3.27% (excluding sales loads) for the reporting period.
As a result of significant Treasury volatility, Municipal investors experienced a roller coaster ride as yields moved rapidly up and down throughout the period. Relatively speaking, Municipals held up well versus comparable Treasuries which has kept Municipal/Treasury ratios on the richer side, and credit risk remains well contained for most issuers. Strong summer seasonals helped to drive both yields and spreads lower at the end of the period, which pushed year to date returns on the Bloomberg Municipal Bond Index back to a more palatable percentage.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Sector	Positive	Overweight to A, BBB credits benefitted from spread tightening, added yield carry and higher sector volatility.
Active Trading	Positive	Benefitted from attractive new issue pricing and selling overvalued bonds.
Security Selection	Positive	Slight benefit from individual securities with advantageous risk/reward characteristics such as below investment grade.
Duration/Curve Tilts	Negative	Long duration profile was the primary driver of negative excess return but was slightly offset by the modest barbell curve allocation.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class A	-0.08%	0.36%	1.32%
Class A - excluding sales load	3.27%	0.77%	1.82%
Bloomberg Municipal Bond Index	3.21%	1.16%	2.39%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 49,318,943
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 203,835
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$49,318,943
Total number of portfolio holdings	92
Total advisory fees paid	$203,835
Portfolio turnover rate	27%

Holdings [Text Block]
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Fixed Rate Revenue Bonds	75.9%
General Obligation Bonds	21.1%
Short-Term Investment Fund	1.9%
Other Assets/Liabilities (Net)	1.1%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	1.4%
AA/Aa	47.6%
A/A	37.1%
BBB/Baa	11.7%
BB/Ba	0.9%
Not Rated	1.3%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
C000175945 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Core Municipal Bond Fund
Class Name	CLASS Y
Trading Symbol	TOHYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Core Municipal Bond Fund (“Fund”) for the period July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$56	0.55%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks a high level of current income exempt from federal income taxes, consistent with the protection of capital by investing primarily in high-quality, municipal debt issued by U.S. states and their subdivisions, authorities, instrumentalities and corporations, as well as obligations issued by U.S. territories.
The Fund's Class Y shares performance was 3.72% for the reporting period.
As a result of significant Treasury volatility, Municipal investors experienced a roller coaster ride as yields moved rapidly up and down throughout the period. Relatively speaking, Municipals held up well versus comparable Treasuries which has kept Municipal/Treasury ratios on the richer side, and credit risk remains well contained for most issuers. Strong summer seasonals helped to drive both yields and spreads lower at the end of the period, which pushed year to date returns on the Bloomberg Municipal Bond Index back to a more palatable percentage.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Sector	Positive	Overweight to A, BBB credits benefitted from spread tightening, added yield carry and higher sector volatility.
Active Trading	Positive	Benefitted from attractive new issue pricing and selling overvalued bonds.
Security Selection	Positive	Slight benefit from individual securities with advantageous risk/reward characteristics such as below investment grade.
Duration/Curve Tilts	Negative	Long duration profile was the primary driver of negative excess return but was slightly offset by the modest barbell curve allocation.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class Y1	3.72%	1.08%	2.05%
Bloomberg Municipal Bond Index	3.21%	1.16%	2.39%
[1]	The inception date was August 30, 2016. Performance information was calculated using the historical performance of Class A shares for the periods prior to August 30, 2016.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 49,318,943
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 203,835
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$49,318,943
Total number of portfolio holdings	92
Total advisory fees paid	$203,835
Portfolio turnover rate	27%

Holdings [Text Block]
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Fixed Rate Revenue Bonds	75.9%
General Obligation Bonds	21.1%
Short-Term Investment Fund	1.9%
Other Assets/Liabilities (Net)	1.1%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	1.4%
AA/Aa	47.6%
A/A	37.1%
BBB/Baa	11.7%
BB/Ba	0.9%
Not Rated	1.3%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
C000193583 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Balanced Fund
Class Name	CLASS A
Trading Symbol	SEBLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Balanced Fund (“Fund”) for the period July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$107	1.01%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks to achieve its investment goal of providing capital appreciation and current income by generally investing in a diversified portfolio comprising 60% equity securities and 40% fixed-income securities. With respect to equities, the Fund invests primarily in issuers having a market capitalization, at the time of purchase, above $5 billion. Equity securities include common stock and preferred stock. With respect to fixed-income, the Fund will invest primarily in bonds, including mortgage-related securities, asset-backed securities, government securities (both U.S. government securities and foreign sovereign debt), and corporate debt securities.
The Fund's Class A shares performance was 12.22% (excluding sales loads) for the reporting period.
Financial market volatility has been elevated in the face of uncertain monetary policy, mixed economic indicators, and increased geopolitical risks. The S&P 500® Index performance has been driven by the ongoing leadership of artificial intelligence related stocks; however, the broader market exhibited narrow breadth as small caps struggled and growth stocks outperformed value. Interest rates continue to experience volatility as investors adjust their expectations for rate cuts and analyze new economic data’s implication for monetary policy.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Equity Security Selection	Negative	Selections within the Technology and Health Care sectors were the primary drivers of underperformance within equities.
Interest Rate Management	Negative	Interest rates have been extremely volatile as investors have endeavored to forecast rate cuts following the Fed’s last rate hike in July 2023. The Fund’s fixed income allocation’s duration position short of the benchmark’s represented a modest relative performance headwind.
Asset Allocation	Positive	The Fund maintained an overweight allocation to equities which outperformed fixed income over the past 12 months.
Fixed Income Security Selection	Positive	Security selection within Investment Grade Corporates and Securitized contributed to relative outperformance.
Equities, as measured by the S&P 500® Index, exhibited strong performance over the last 12 months and, in seeking to target a moderate amount of risk relative to the benchmark, the Fund has used periods of strong performance to trim equity exposure. The Fund has moved up in quality within the fixed income allocation as spreads are near historically tight levels and the risk/reward is skewed to the downside.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class A	6.61%	8.00%	7.58%
Class A - excluding sales load	12.22%	9.11%	8.13%
Russell 3000® Index	23.13%	14.14%	12.15%
Bloomberg U.S. Aggregate Bond Index	2.63%	-0.23%	1.35%
60% Russell 1000® Index and 40% Bloomberg U.S. Aggregate Bond Index	15.06%	9.06%	8.36%
60% S&P 500® Index and 40% Bloomberg U.S. Aggregate Bond Index	15.42%	9.01%	8.38%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 916,751,321
Holdings Count | Holding	299
Advisory Fees Paid, Amount	$ 4,164,476
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$916,751,321
Total number of portfolio holdings	299
Total advisory fees paid	$4,164,476
Portfolio turnover rate	70%

Holdings [Text Block]
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Common Stocks	63.9%
Corporate Bonds	12.5%
U.S. Treasury Obligations	11.7%
U.S. Government Mortgage-Backed Obligations	3.5%
Commercial Mortgage-Backed Securities	2.0%
Asset-Backed Securities	1.8%
Non-Agency Collateralized Mortgage Obligations	1.7%
Agency Collateralized Mortgage Obligations	0.6%
Sovereign Government Obligations	0.3%
Short-Term Investment Fund	1.6%
Other Assets/Liabilities (Net)	0.4%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	55.6%
AA/Aa	7.7%
A/A	12.8%
BBB/Baa	21.7%
BB/Ba	0.3%
B/B	0.2%
Not Rated	1.7%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
C000193587 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Large Cap Focused Fund
Class Name	CLASS C
Trading Symbol	SCSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Large Cap Focused Fund (“Fund”) for the period July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$195	1.80%

Expenses Paid, Amount	$ 195
Expense Ratio, Percent	1.80%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks to provide investors with capital appreciation by investing in large capitalization equity securities that are trading below what is believed to be the estimate of their intrinsic value and have a sustainable competitive advantage or a high barrier to entry in place. The barrier(s) to entry can be created through a cost advantage, economies of scale, high customer loyalty or a government barrier (e.g. license or subsidy). The sub-adviser believes that the strongest barrier to entry is the combination of economies of scale and high customer loyalty.
The Fund's Class C shares performance was 16.84% (excluding sales loads) for the reporting period.
U.S. equities rallied over the last 12-month period ended June 30, 2024 as economic data generally remained strong during the period despite the significant rate hike cycle that began in early 2022. In the back half of the last 12-month period, stocks benefitted from optimism around a peak in the Federal Reserve's tightening schedule amidst some positive developments on the inflation front.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Consumer Discretionary	Contributed	Stock selection within Consumer Discretionary was a high contributor to relative performance.
Communication Services	Contributed	The largest strategy overweight allocation to the sector was a high contributor. Stock selection within the sector was also a positive contributor to relative performance.
Information Technology	Detracted	Stock selection within Information Technology was the largest detractor to relative performance.
The most significant portfolio positioning changes over the reporting period included moving from an underweight to an overweight in the Materials sector, primarily due to the addition of International Flavors and Fragrances Inc. and reducing the cash position over the period.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class C	15.84%	13.64%	11.84%
Class C - excluding sales load	16.84%	13.64%	11.84%
Russell 3000® Index	23.13%	14.14%	12.15%
Russell 1000® Index	23.88%	14.61%	12.51%
S&P 500® Index	24.56%	15.05%	12.86%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 3,359,471,496
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 16,065,472
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$3,359,471,496
Total number of portfolio holdings	47
Total advisory fees paid	$16,065,472
Portfolio turnover rate	6%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	29.8%
Communication Services	15.3%
Financials	13.3%
Health Care	12.5%
Consumer Discretionary	7.9%
Industrials	7.5%
Consumer Staples	3.9%
Energy	2.6%
Materials	2.5%
Real Estate	1.1%
Short-Term Investment Fund	3.6%
Other Assets/Liabilities (Net)	0.0%
Total	100.0%

C000193589 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Large Cap Focused Fund
Class Name	INSTITUTIONAL CLASS
Trading Symbol	SCRLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Large Cap Focused Fund (“Fund”) for the period July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$76	0.70%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks to provide investors with capital appreciation by investing in large capitalization equity securities that are trading below what is believed to be the estimate of their intrinsic value and have a sustainable competitive advantage or a high barrier to entry in place. The barrier(s) to entry can be created through a cost advantage, economies of scale, high customer loyalty or a government barrier (e.g. license or subsidy). The sub-adviser believes that the strongest barrier to entry is the combination of economies of scale and high customer loyalty.
The Fund's Institutional Class shares performance was 18.13% for the reporting period.
U.S. equities rallied over the last 12-month period ended June 30, 2024 as economic data generally remained strong during the period despite the significant rate hike cycle that began in early 2022. In the back half of the last 12-month period, stocks benefitted from optimism around a peak in the Federal Reserve's tightening schedule amidst some positive developments on the inflation front.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Consumer Discretionary	Contributed	Stock selection within Consumer Discretionary was a high contributor to relative performance.
Communication Services	Contributed	The largest strategy overweight allocation to the sector was a high contributor. Stock selection within the sector was also a positive contributor to relative performance.
Information Technology	Detracted	Stock selection within Information Technology was the largest detractor to relative performance.
The most significant portfolio positioning changes over the reporting period included moving from an underweight to an overweight in the Materials sector, primarily due to the addition of International Flavors and Fragrances Inc. and reducing the cash position over the period.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Institutional Class[1]	18.13%	14.89%	12.90%
Russell 3000® Index	23.13%	14.14%	12.15%
Russell 1000® Index	23.88%	14.61%	12.51%
S&P 500® Index	24.56%	15.05%	12.86%
[1]	The inception date was December 23, 2014. Performance information was calculated using the historical performance of Class A shares for the periods prior to December 23, 2014.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 3,359,471,496
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 16,065,472
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$3,359,471,496
Total number of portfolio holdings	47
Total advisory fees paid	$16,065,472
Portfolio turnover rate	6%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	29.8%
Communication Services	15.3%
Financials	13.3%
Health Care	12.5%
Consumer Discretionary	7.9%
Industrials	7.5%
Consumer Staples	3.9%
Energy	2.6%
Materials	2.5%
Real Estate	1.1%
Short-Term Investment Fund	3.6%
Other Assets/Liabilities (Net)	0.0%
Total	100.0%

C000143754 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Large Cap Fund
Class Name	CLASS A
Trading Symbol	TACLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Large Cap Fund (“Fund”) for the period July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$109	1.04%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks long-term capital growth by investing primarily in common stocks of large-capitalization U.S. listed companies. The Fund seeks to purchase financially stable large-cap companies that it believes are consistently generating high returns on unleveraged operating capital, run by shareholder-oriented management, and trading at a discount to the company’s respective private market values.
The Fund's Class A shares performance was 9.06% (excluding sales loads) for the reporting period.
Over the past 12 months, Growth, Volatility, and Momentum factors were the best performing factors in the benchmark while Value, Yield, and Quality factors lagged.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Stock Selection	Negative	Not owning most of the AI-related and large cap growth stocks presented a headwind during the period. In addition, certain names held by the Fund underperformed the market for idiosyncratic reasons.
Sector Allocation	Negative	The best performing sectors within the benchmark were Communication Services and Information Technology; however, the Fund was underweight both sectors thus representing a relative performance headwind. While overall sector allocation detracted from relative performance, underweight positions in Health Care, Real Estate, and Utilities added to relative performance during the period.
Style Factors	Negative	An overweight to Value, Yield, and Quality factors generally presented headwinds. Less exposure than the benchmark to Growth and Momentum factors, as well as the concentration of the benchmark in a few companies benefitting from excitement around AI spending contributed to the underperformance.
During the past 12-month period, we added new positions in TE Connectivity Ltd. (Information Technology sector) and Albemarle Corporation (Materials sector), added to positions in Air Products and Chemicals, Inc. (Materials sector), Norfolk Southern Corporation (Industrials sector), and Nestle SA (Consumer Staples sector), trimmed positions in Martin Marietta Materials Inc. (Materials sector), Old Dominion Freight Line, Inc. (Industrials sector), and Apple Inc. (Information Technology sector), and exited Albemarle Corporation (Materials sector).

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception[1]
Class A	3.58%	7.74%	7.62%
Class A - excluding sales load	9.06%	8.85%	8.26%
Russell 3000® Index	23.13%	14.14%	12.14%
Russell 1000® Index	23.88%	14.61%	12.49%
[1]	The inception date of the Fund was July 9, 2014. The returns of the indexes listed above are based on the inception date of the Fund.

Performance Inception Date	Jul. 09, 2014
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 279,868,054
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 1,643,493
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$279,868,054
Total number of portfolio holdings	30
Total advisory fees paid	$1,643,493
Portfolio turnover rate	6%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Financials	27.0%
Information Technology	13.6%
Industrials	13.0%
Consumer Discretionary	12.4%
Materials	11.0%
Consumer Staples	8.4%
Communication Services	7.5%
Health Care	3.2%
Energy	2.7%
Short-Term Investment Fund	1.2%
Other Assets/Liabilities (Net)	(0.0)%
Total	100.0%

C000175946 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Core Municipal Bond Fund
Class Name	INSTITUTIONAL CLASS
Trading Symbol	TOHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Core Municipal Bond Fund (“Fund”) for the period July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$49	0.48%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks a high level of current income exempt from federal income taxes, consistent with the protection of capital by investing primarily in high-quality, municipal debt issued by U.S. states and their subdivisions, authorities, instrumentalities and corporations, as well as obligations issued by U.S. territories.
The Fund's Institutional Class shares performance was 3.60% for the reporting period.
As a result of significant Treasury volatility, Municipal investors experienced a roller coaster ride as yields moved rapidly up and down throughout the period. Relatively speaking, Municipals held up well versus comparable Treasuries which has kept Municipal/Treasury ratios on the richer side, and credit risk remains well contained for most issuers. Strong summer seasonals helped to drive both yields and spreads lower at the end of the period, which pushed year to date returns on the Bloomberg Municipal Bond Index back to a more palatable percentage.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Sector	Positive	Overweight to A, BBB credits benefitted from spread tightening, added yield carry and higher sector volatility.
Active Trading	Positive	Benefitted from attractive new issue pricing and selling overvalued bonds.
Security Selection	Positive	Slight benefit from individual securities with advantageous risk/reward characteristics such as below investment grade.
Duration/Curve Tilts	Negative	Long duration profile was the primary driver of negative excess return but was slightly offset by the modest barbell curve allocation.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Institutional Class[1]	3.60%	1.10%	2.07%
Bloomberg Municipal Bond Index	3.21%	1.16%	2.39%
[1]	The inception date was August 30, 2016. Performance information was calculated using the historical performance of Class A shares for the periods prior to August 30, 2016.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 49,318,943
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 203,835
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$49,318,943
Total number of portfolio holdings	92
Total advisory fees paid	$203,835
Portfolio turnover rate	27%

Holdings [Text Block]
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Fixed Rate Revenue Bonds	75.9%
General Obligation Bonds	21.1%
Short-Term Investment Fund	1.9%
Other Assets/Liabilities (Net)	1.1%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	1.4%
AA/Aa	47.6%
A/A	37.1%
BBB/Baa	11.7%
BB/Ba	0.9%
Not Rated	1.3%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
C000193588 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Large Cap Focused Fund
Class Name	CLASS Y
Trading Symbol	SICWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Large Cap Focused Fund (“Fund”) for the period July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$80	0.73%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks to provide investors with capital appreciation by investing in large capitalization equity securities that are trading below what is believed to be the estimate of their intrinsic value and have a sustainable competitive advantage or a high barrier to entry in place. The barrier(s) to entry can be created through a cost advantage, economies of scale, high customer loyalty or a government barrier (e.g. license or subsidy). The sub-adviser believes that the strongest barrier to entry is the combination of economies of scale and high customer loyalty.
The Fund's Class Y shares performance was 18.11% for the reporting period.
U.S. equities rallied over the last 12-month period ended June 30, 2024 as economic data generally remained strong during the period despite the significant rate hike cycle that began in early 2022. In the back half of the last 12-month period, stocks benefitted from optimism around a peak in the Federal Reserve's tightening schedule amidst some positive developments on the inflation front.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Consumer Discretionary	Contributed	Stock selection within Consumer Discretionary was a high contributor to relative performance.
Communication Services	Contributed	The largest strategy overweight allocation to the sector was a high contributor. Stock selection within the sector was also a positive contributor to relative performance.
Information Technology	Detracted	Stock selection within Information Technology was the largest detractor to relative performance.
The most significant portfolio positioning changes over the reporting period included moving from an underweight to an overweight in the Materials sector, primarily due to the addition of International Flavors and Fragrances Inc. and reducing the cash position over the period.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class Y	18.11%	14.86%	12.86%
Russell 3000® Index	23.13%	14.14%	12.15%
Russell 1000® Index	23.88%	14.61%	12.51%
S&P 500® Index	24.56%	15.05%	12.86%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 3,359,471,496
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 16,065,472
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$3,359,471,496
Total number of portfolio holdings	47
Total advisory fees paid	$16,065,472
Portfolio turnover rate	6%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	29.8%
Communication Services	15.3%
Financials	13.3%
Health Care	12.5%
Consumer Discretionary	7.9%
Industrials	7.5%
Consumer Staples	3.9%
Energy	2.6%
Materials	2.5%
Real Estate	1.1%
Short-Term Investment Fund	3.6%
Other Assets/Liabilities (Net)	0.0%
Total	100.0%

C000193594 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Small Company Fund
Class Name	CLASS R6
Trading Symbol	SSRRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Small Company Fund (“Fund”) for the period July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$85	0.80%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks to provide investors with growth of capital by investing primarily in common stocks of small capitalization companies that the sub-adviser believes are high quality, have superior business models, solid management teams, sustainable growth potential and are attractively valued.
The Fund's Class R6 shares performance was 12.72% for the reporting period.
The market environment for small cap equities was positive for the year ended June 30, 2024 with the small cap benchmark Russell 2000® Index delivering a return of 10.06%. The market environment was volatile, with Russell 2000® Index returns for the quarters ending as follows: -5.13% for September 30, 2023; 14.03% for December 31, 2023; 5.18% for March 31, 2024; and -3.28% for June 30, 2024.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Stock Selection	Positive	The Industrials and Consumer Discretionary sectors were the top two contributors, and the Information Technology and Energy sectors were the only two detractors.
Sector Allocation	Positive	Utilities underweight and Information Technology overweight allocation contributed, while Financials and Energy underweights were the bottom two detractors.
The Fund purchased 21 new positions and exited 15 positions during the reporting period. The Information Technology sector allocation increased from 15% to 20%, with small decreases across Industrials, Real Estate, Financials, and Materials.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class R6[1]	12.72%	9.81%	9.13%
Russell 3000® Index	23.13%	14.14%	12.15%
Russell 2000® Index	10.06%	6.94%	7.00%
[1]	The inception date was December 23, 2014. Performance information was calculated using the historical performance of Class A shares for the periods prior to December 23, 2014.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 1,056,065,538
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 6,427,572
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$1,056,065,538
Total number of portfolio holdings	75
Total advisory fees paid	$6,427,572
Portfolio turnover rate	59%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Industrials	20.6%
Information Technology	19.7%
Health Care	17.7%
Consumer Discretionary	14.8%
Real Estate	8.0%
Financials	7.8%
Materials	3.4%
Communication Services	3.3%
Energy	2.6%
Short-Term Investment Funds	3.6%
Other Assets/Liabilities (Net)	(1.5)%
Total	100.0%

C000109286 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Value Fund
Class Name	CLASS A
Trading Symbol	TVLAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Value Fund (“Fund”) for the period July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$117	1.08%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks long-term capital growth by primarily investing in equity securities of large and mid-cap companies believed to be undervalued. The Fund uses traditional methods of stock selection — research and analysis — to identify companies that have price-to-earnings and price-to-book ratios below the market, that also have above-average dividend yields, and that focus on companies that are out of favor due to internal or external challenges judged to be short term in nature. Stock selection is driven by fundamental analysis on individual companies rather than by broad market themes.
The Fund's Class A shares performance was 16.71% (excluding sales loads) for the reporting period.
Equity markets made new all time highs into the Fund's year end; however, these gains were driven by a narrow group of mega cap growth stocks. Historically, growth driven markets have been prone to reversals, benefitting the average stock as well as the Value style of investing. Despite the headwinds, the Fund performed well during the reporting period.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Industrials	Positive	Vertiv Holdings Co. rose sharply as artificial intelligence (AI) increased data center demand for their products.
Information Technology	Positive	Increased demand for semiconductors for AI, in addition to other end markets had a positive impact on performance.
Consumer Discretionary	Negative	Challenging automotive production volumes and building negative sentiment on electric vehicles weighed on suppliers to the original equipment manufacturers including Aptiv plc.
Materials	Negative	Concerns over future demand for clean hydrogen pressured Air Products & Chemicals Inc. given its large, planned capital investments.
Over the past year, the Fund reduced its weighting in Financials while increasing its weighting in Consumer Discretionary and remains, in our view, well-positioned for the current environment.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class A	10.87%	9.16%	8.10%
Class A - excluding sales load	16.71%	10.30%	8.74%
Russell 3000® Index	23.13%	14.14%	12.15%
Russell 1000® Value Index	13.06%	9.01%	8.23%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 544,544,328
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 3,019,882
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$544,544,328
Total number of portfolio holdings	52
Total advisory fees paid	$3,019,882
Portfolio turnover rate	28%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Financials	15.5%
Health Care	12.0%
Energy	11.7%
Consumer Discretionary	11.3%
Information Technology	10.9%
Industrials	9.4%
Materials	8.2%
Communication Services	6.0%
Utilities	4.7%
Consumer Staples	4.4%
Real Estate	3.4%
Short-Term Investment Funds	3.4%
Other Assets/Liabilities (Net)	(0.9)%
Total	100.0%

C000143756 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Large Cap Fund
Class Name	CLASS Y
Trading Symbol	TLCYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Large Cap Fund (“Fund”) for the period July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$83	0.79%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks long-term capital growth by investing primarily in common stocks of large-capitalization U.S. listed companies. The Fund seeks to purchase financially stable large-cap companies that it believes are consistently generating high returns on unleveraged operating capital, run by shareholder-oriented management, and trading at a discount to the company’s respective private market values.
The Fund's Class Y shares performance was 9.28% for the reporting period.
Over the past 12 months, Growth, Volatility, and Momentum factors were the best performing factors in the benchmark while Value, Yield, and Quality factors lagged.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Stock Selection	Negative	Not owning most of the AI-related and large cap growth stocks presented a headwind during the period. In addition, certain names held by the Fund underperformed the market for idiosyncratic reasons.
Sector Allocation	Negative	The best performing sectors within the benchmark were Communication Services and Information Technology; however, the Fund was underweight both sectors thus representing a relative performance headwind. While overall sector allocation detracted from relative performance, underweight positions in Health Care, Real Estate, and Utilities added to relative performance during the period.
Style Factors	Negative	An overweight to Value, Yield, and Quality factors generally presented headwinds. Less exposure than the benchmark to Growth and Momentum factors, as well as the concentration of the benchmark in a few companies benefitting from excitement around AI spending contributed to the underperformance.
During the past 12-month period, we added new positions in TE Connectivity Ltd. (Information Technology sector) and Albemarle Corporation (Materials sector), added to positions in Air Products and Chemicals, Inc. (Materials sector), Norfolk Southern Corporation (Industrials sector), and Nestle SA (Consumer Staples sector), trimmed positions in Martin Marietta Materials Inc. (Materials sector), Old Dominion Freight Line, Inc. (Industrials sector), and Apple Inc. (Information Technology sector), and exited Albemarle Corporation (Materials sector).

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception[1]
Class Y	9.28%	9.11%	8.53%
Russell 3000® Index	23.13%	14.14%	12.14%
Russell 1000® Index	23.88%	14.61%	12.49%
[1]	The inception date of the Fund was July 9, 2014. The returns of the indexes listed above are based on the inception date of the Fund.

Performance Inception Date	Jul. 09, 2014
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 279,868,054
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 1,643,493
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$279,868,054
Total number of portfolio holdings	30
Total advisory fees paid	$1,643,493
Portfolio turnover rate	6%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Financials	27.0%
Information Technology	13.6%
Industrials	13.0%
Consumer Discretionary	12.4%
Materials	11.0%
Consumer Staples	8.4%
Communication Services	7.5%
Health Care	3.2%
Energy	2.7%
Short-Term Investment Fund	1.2%
Other Assets/Liabilities (Net)	(0.0)%
Total	100.0%

C000175944 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Core Municipal Bond Fund
Class Name	CLASS C
Trading Symbol	TOHCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Core Municipal Bond Fund (“Fund”) for the period July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$157	1.55%

Expenses Paid, Amount	$ 157
Expense Ratio, Percent	1.55%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks a high level of current income exempt from federal income taxes, consistent with the protection of capital by investing primarily in high-quality, municipal debt issued by U.S. states and their subdivisions, authorities, instrumentalities and corporations, as well as obligations issued by U.S. territories.
The Fund's Class C shares performance was 2.41% (excluding sales loads) for the reporting period.
As a result of significant Treasury volatility, Municipal investors experienced a roller coaster ride as yields moved rapidly up and down throughout the period. Relatively speaking, Municipals held up well versus comparable Treasuries which has kept Municipal/Treasury ratios on the richer side, and credit risk remains well contained for most issuers. Strong summer seasonals helped to drive both yields and spreads lower at the end of the period, which pushed year to date returns on the Bloomberg Municipal Bond Index back to a more palatable percentage.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Sector	Positive	Overweight to A, BBB credits benefitted from spread tightening, added yield carry and higher sector volatility.
Active Trading	Positive	Benefitted from attractive new issue pricing and selling overvalued bonds.
Security Selection	Positive	Slight benefit from individual securities with advantageous risk/reward characteristics such as below investment grade.
Duration/Curve Tilts	Negative	Long duration profile was the primary driver of negative excess return but was slightly offset by the modest barbell curve allocation.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class C	1.41%	-0.03%	1.19%
Class C - excluding sales load	2.41%	-0.03%	1.19%
Bloomberg Municipal Bond Index	3.21%	1.16%	2.39%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 49,318,943
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 203,835
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$49,318,943
Total number of portfolio holdings	92
Total advisory fees paid	$203,835
Portfolio turnover rate	27%

Holdings [Text Block]
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Fixed Rate Revenue Bonds	75.9%
General Obligation Bonds	21.1%
Short-Term Investment Fund	1.9%
Other Assets/Liabilities (Net)	1.1%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	1.4%
AA/Aa	47.6%
A/A	37.1%
BBB/Baa	11.7%
BB/Ba	0.9%
Not Rated	1.3%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
C000193598 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone International Value Fund
Class Name	CLASS C
Trading Symbol	SWFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone International Value Fund (“Fund”) for the period July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$200	1.97%

Expenses Paid, Amount	$ 200
Expense Ratio, Percent	1.97%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks long-term growth of capital by investing primarily in equity securities of companies in non-U.S. developed and emerging market countries. The investment philosophy focuses on identifying businesses whose securities are out-of-favor (undervalued) in the marketplace at the time of purchase in light of factors such as the company’s earnings, book value, revenues or cash flow but show signs of recent improvement.
The Fund's Class C shares performance was 2.85% (excluding sales loads) for the reporting period.
We continue to observe historically wide valuation spreads between Value and Growth stocks across global markets and the Fund continues to trade at significant discounts relative to the benchmark index. From a style perspective, international Value stocks outperformed Growth over the full 12-month period but underperformed Growth over the month of June 2024, when the current sub-adviser assumed portfolio management responsibilities. During the latter portion of the period, market sentiment drove an ongoing dominance of mega-cap growth stocks during June, which negatively impacted the Fund.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Deep Value bias	Negative	Value was generally out of favor during the 6-month period ending June 2024, representing a relative performance headwind. But over the full 12-month period, Value outperformed Growth.
Overweight Smaller Capitalization Stocks relative to the benchmark	Negative	The Fund’s smaller capitalization bias detracted given the continued dominance of mega-cap stocks over the period.
Sector Allocation	Negative	Sector allocation relative detraction was due to a large underweight to the Financials sector by the previous sub-adviser.
At the end of the period, the Fund was overweight Financials, Energy, Information Technology, and Materials while underweight Industrials, Consumer Staples, and Communication Services. At the industry level, the Fund was overweight Pharmaceuticals, Machinery, and Insurance while underweight Semiconductor & Semiconductor Equipment, Food Products, and Textiles, Apparel & Luxury Goods.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class C	1.85%	3.80%	2.74%
Class C - excluding sales load	2.85%	3.80%	2.74%
MSCI All Country World Ex USA Index	11.62%	5.55%	3.84%
MSCI EAFE Index	11.54%	6.46%	4.33%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 105,422,346
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 780,451
Investment Company Portfolio Turnover	112.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$105,422,346
Total number of portfolio holdings	81
Total advisory fees paid	$780,451
Portfolio turnover rate	112%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Financials	24.2%
Information Technology	12.6%
Consumer Discretionary	12.1%
Industrials	10.6%
Health Care	10.1%
Materials	8.7%
Energy	7.5%
Consumer Staples	4.5%
Communication Services	3.3%
Utilities	2.0%
Real Estate	1.3%
Short-Term Investment Fund	1.9%
Other Assets/Liabilities (Net)	1.2%
Total	100.0%
Geographical Allocation (% of Net Assets)
Common Stocks
Japan	16.1%
China	7.5%
France	7.2%
United Kingdom	6.1%
Taiwan	5.6%
Germany	5.2%
India	5.1%
South Korea	4.8%
Canada	4.6%
Switzerland	4.4%
Netherlands	3.9%
Italy	3.7%
Other Countries	22.7%
Short-Term Investment Fund	1.9%
Other Assets/Liabilities (Net)	1.2%
Total	100.0%

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes made to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s prospectus which we expect to be available by October 31, 2024, at touchstoneinvestments.com/mutual-funds or upon request at 800.543.0407. On April 30, 2024, the Fund’s name was changed from the Touchstone International Equity Fund to the Touchstone International Value Fund. In connection with the name change, LSV Asset Management was appointed as the Fund’s sub-adviser, changes were made to the Fund’s investment goal and principal investment strategies to reflect LSV’s investment strategy, and the expense limitations were reduced to 1.26%, 1.89%, 0.89%, and 0.79% of average daily net assets for Classes A, C, Y, and Institutional Class shares, respectively.

Material Fund Change Name [Text Block]	On April 30, 2024, the Fund’s name was changed from the Touchstone International Equity Fund to the Touchstone International Value Fund.
Material Fund Change Expenses [Text Block]	and the expense limitations were reduced to 1.26%, 1.89%, 0.89%, and 0.79% of average daily net assets for Classes A, C, Y, and Institutional Class shares, respectively.
Material Fund Change Strategies [Text Block]	In connection with the name change, LSV Asset Management was appointed as the Fund’s sub-adviser, changes were made to the Fund’s investment goal and principal investment strategies to reflect LSV’s investment strategy,
Updated Prospectus Phone Number	800.543.0407
Updated Prospectus Web Address	touchstoneinvestments.com/mutual-funds
C000231975 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Large Cap Focused Fund
Class Name	CLASS R6
Trading Symbol	TSRLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Large Cap Focused Fund (“Fund”) for the period July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$72	0.66%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks to provide investors with capital appreciation by investing in large capitalization equity securities that are trading below what is believed to be the estimate of their intrinsic value and have a sustainable competitive advantage or a high barrier to entry in place. The barrier(s) to entry can be created through a cost advantage, economies of scale, high customer loyalty or a government barrier (e.g. license or subsidy). The sub-adviser believes that the strongest barrier to entry is the combination of economies of scale and high customer loyalty.
The Fund's Class R6 shares performance was 18.18% for the reporting period.
U.S. equities rallied over the last 12-month period ended June 30, 2024 as economic data generally remained strong during the period despite the significant rate hike cycle that began in early 2022. In the back half of the last 12-month period, stocks benefitted from optimism around a peak in the Federal Reserve's tightening schedule amidst some positive developments on the inflation front.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Consumer Discretionary	Contributed	Stock selection within Consumer Discretionary was a high contributor to relative performance.
Communication Services	Contributed	The largest strategy overweight allocation to the sector was a high contributor. Stock selection within the sector was also a positive contributor to relative performance.
Information Technology	Detracted	Stock selection within Information Technology was the largest detractor to relative performance.
The most significant portfolio positioning changes over the reporting period included moving from an underweight to an overweight in the Materials sector, primarily due to the addition of International Flavors and Fragrances Inc. and reducing the cash position over the period.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class R6[1]	18.18%	14.76%	12.66%
Russell 3000® Index	23.13%	14.14%	12.15%
Russell 1000® Index	23.88%	14.61%	12.51%
S&P 500® Index	24.56%	15.05%	12.86%
[1]	The inception date was October 28, 2021. Performance information was calculated using the historical performance of Class A shares for the periods prior to October 28, 2021.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 3,359,471,496
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 16,065,472
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$3,359,471,496
Total number of portfolio holdings	47
Total advisory fees paid	$16,065,472
Portfolio turnover rate	6%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	29.8%
Communication Services	15.3%
Financials	13.3%
Health Care	12.5%
Consumer Discretionary	7.9%
Industrials	7.5%
Consumer Staples	3.9%
Energy	2.6%
Materials	2.5%
Real Estate	1.1%
Short-Term Investment Fund	3.6%
Other Assets/Liabilities (Net)	0.0%
Total	100.0%

C000172509 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Large Company Growth Fund
Class Name	CLASS C
Trading Symbol	TCGLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Large Company Growth Fund (“Fund”) for the period July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$219	1.82%

Expenses Paid, Amount	$ 219
Expense Ratio, Percent	1.82%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks long-term capital appreciation by primarily investing in U.S. equity securities of large capitalization companies believed to offer the best opportunity for reliable growth at attractive stock valuations. The Fund utilizes a bottom-up idea-driven growth style with a long-term investment horizon. It seeks to identify companies, which are believed to exhibit certain quality characteristics, including predictable growth, solid fundamentals, attractive profitability and successful management.
The Fund's Class C shares performance was 40.43% (excluding sales loads) for the reporting period.
In the U.S., the economy continues to generate a nearly perfect scenario of steady growth, full employment and falling inflation. With the war on inflation all but won, interest rates on the long end should remain largely stable while U.S. rate cuts are likely at some point this year, perhaps beginning in the third quarter. Additionally, the market has been driven by businesses with strong balance sheets, strong profitability and for many, an artificial intelligence (AI) tailwind that may last for a number of years.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Technology	Positive	Technology sector stock selections and overweight versus the benchmark led to relative outperformance in the period.
Consumer Discretionary	Positive	Consumer Discretionary sector stock selections and underweight versus the benchmark also contributed to relative outperformance in the period.
Financials	Negative	Financials sector stock selections and overweight versus the benchmark detracted from relative performance in the period.
There were no changes made to the Fund's positioning during the 12-month period. Over the reporting period, our focus has been to maintain the portfolio in what we believe is a high quality, predictable group of stellar growth companies, often with leadership positions in critical AI technologies, that we anticipate holding for many years.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class C1	39.43%	15.04%	13.45%
Class C - excluding sales load	40.43%	15.04%	13.45%
Russell 3000® Index	23.13%	14.14%	12.15%
Russell 1000® Growth Index	33.48%	19.34%	16.33%
S&P 500® Index	24.56%	15.05%	12.86%
[1]	The inception date was August 15, 2016. Performance information was calculated using the historical performance of Institutional Class shares for the periods prior to August 15, 2016.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 153,115,776
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 814,375
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$153,115,776
Total number of portfolio holdings	26
Total advisory fees paid	$814,375
Portfolio turnover rate	39%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	57.8%
Communication Services	13.1%
Financials	8.9%
Consumer Discretionary	8.5%
Health Care	5.5%
Industrials	4.1%
Consumer Staples	1.9%
Short-Term Investment Fund	1.3%
Other Assets/Liabilities (Net)	(1.1)%
Total	100.0%

C000172511 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Large Company Growth Fund
Class Name	INSTITUTIONAL CLASS
Trading Symbol	DSMLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Large Company Growth Fund (“Fund”) for the period July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$87	0.72%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks long-term capital appreciation by primarily investing in U.S. equity securities of large capitalization companies believed to offer the best opportunity for reliable growth at attractive stock valuations. The Fund utilizes a bottom-up idea-driven growth style with a long-term investment horizon. It seeks to identify companies, which are believed to exhibit certain quality characteristics, including predictable growth, solid fundamentals, attractive profitability and successful management.
The Fund's Institutional Class shares performance was 41.99% for the reporting period.
In the U.S., the economy continues to generate a nearly perfect scenario of steady growth, full employment and falling inflation. With the war on inflation all but won, interest rates on the long end should remain largely stable while U.S. rate cuts are likely at some point this year, perhaps beginning in the third quarter. Additionally, the market has been driven by businesses with strong balance sheets, strong profitability and for many, an artificial intelligence (AI) tailwind that may last for a number of years.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Technology	Positive	Technology sector stock selections and overweight versus the benchmark led to relative outperformance in the period.
Consumer Discretionary	Positive	Consumer Discretionary sector stock selections and underweight versus the benchmark also contributed to relative outperformance in the period.
Financials	Negative	Financials sector stock selections and overweight versus the benchmark detracted from relative performance in the period.
There were no changes made to the Fund's positioning during the 12-month period. Over the reporting period, our focus has been to maintain the portfolio in what we believe is a high quality, predictable group of stellar growth companies, often with leadership positions in critical AI technologies, that we anticipate holding for many years.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Institutional Class	41.99%	16.31%	14.69%
Russell 3000® Index	23.13%	14.14%	12.15%
Russell 1000® Growth Index	33.48%	19.34%	16.33%
S&P 500® Index	24.56%	15.05%	12.86%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 153,115,776
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 814,375
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$153,115,776
Total number of portfolio holdings	26
Total advisory fees paid	$814,375
Portfolio turnover rate	39%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	57.8%
Communication Services	13.1%
Financials	8.9%
Consumer Discretionary	8.5%
Health Care	5.5%
Industrials	4.1%
Consumer Staples	1.9%
Short-Term Investment Fund	1.3%
Other Assets/Liabilities (Net)	(1.1)%
Total	100.0%

C000193592 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Small Company Fund
Class Name	CLASS C
Trading Symbol	SSCOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Small Company Fund (“Fund”) for the period July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$207	1.96%

Expenses Paid, Amount	$ 207
Expense Ratio, Percent	1.96%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks to provide investors with growth of capital by investing primarily in common stocks of small capitalization companies that the sub-adviser believes are high quality, have superior business models, solid management teams, sustainable growth potential and are attractively valued.
The Fund's Class C shares performance was 11.35% (excluding sales loads) for the reporting period.
The market environment for small cap equities was positive for the year ended June 30, 2024 with the small cap benchmark Russell 2000® Index delivering a return of 10.06%. The market environment was volatile, with Russell 2000® Index returns for the quarters ending as follows: -5.13% for September 30, 2023; 14.03% for December 31, 2023; 5.18% for March 31, 2024; and -3.28% for June 30, 2024.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Stock Selection	Positive	The Industrials and Consumer Discretionary sectors were the top two contributors, and the Information Technology and Energy sectors were the only two detractors.
Sector Allocation	Positive	Utilities underweight and Information Technology overweight allocation contributed, while Financials and Energy underweights were the bottom two detractors.
The Fund purchased 21 new positions and exited 15 positions during the reporting period. The Information Technology sector allocation increased from 15% to 20%, with small decreases across Industrials, Real Estate, Financials, and Materials.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class C	10.35%	8.54%	8.05%
Class C - excluding sales load	11.35%	8.54%	8.05%
Russell 3000® Index	23.13%	14.14%	12.15%
Russell 2000® Index	10.06%	6.94%	7.00%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 1,056,065,538
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 6,427,572
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$1,056,065,538
Total number of portfolio holdings	75
Total advisory fees paid	$6,427,572
Portfolio turnover rate	59%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Industrials	20.6%
Information Technology	19.7%
Health Care	17.7%
Consumer Discretionary	14.8%
Real Estate	8.0%
Financials	7.8%
Materials	3.4%
Communication Services	3.3%
Energy	2.6%
Short-Term Investment Funds	3.6%
Other Assets/Liabilities (Net)	(1.5)%
Total	100.0%

C000193595 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Small Company Fund
Class Name	INSTITUTIONAL CLASS
Trading Symbol	TICSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Small Company Fund (“Fund”) for the period July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$85	0.80%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks to provide investors with growth of capital by investing primarily in common stocks of small capitalization companies that the sub-adviser believes are high quality, have superior business models, solid management teams, sustainable growth potential and are attractively valued.
The Fund's Institutional Class shares performance was 12.78% for the reporting period.
The market environment for small cap equities was positive for the year ended June 30, 2024 with the small cap benchmark Russell 2000® Index delivering a return of 10.06%. The market environment was volatile, with Russell 2000® Index returns for the quarters ending as follows: -5.13% for September 30, 2023; 14.03% for December 31, 2023; 5.18% for March 31, 2024; and -3.28% for June 30, 2024.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Stock Selection	Positive	The Industrials and Consumer Discretionary sectors were the top two contributors, and the Information Technology and Energy sectors were the only two detractors.
Sector Allocation	Positive	Utilities underweight and Information Technology overweight allocation contributed, while Financials and Energy underweights were the bottom two detractors.
The Fund purchased 21 new positions and exited 15 positions during the reporting period. The Information Technology sector allocation increased from 15% to 20%, with small decreases across Industrials, Real Estate, Financials, and Materials.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Institutional Class[1]	12.78%	9.82%	9.05%
Russell 3000® Index	23.13%	14.14%	12.15%
Russell 2000® Index	10.06%	6.94%	7.00%
[1]	The inception date was October 30, 2017. Performance information was calculated using the historical performance of Class A shares for the periods prior to October 30, 2017.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 1,056,065,538
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 6,427,572
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$1,056,065,538
Total number of portfolio holdings	75
Total advisory fees paid	$6,427,572
Portfolio turnover rate	59%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Industrials	20.6%
Information Technology	19.7%
Health Care	17.7%
Consumer Discretionary	14.8%
Real Estate	8.0%
Financials	7.8%
Materials	3.4%
Communication Services	3.3%
Energy	2.6%
Short-Term Investment Funds	3.6%
Other Assets/Liabilities (Net)	(1.5)%
Total	100.0%